Note 1 - Organization and Principal Activities (Details) - Net Revenue and Net Income (Loss) of the VIEs and Their Subsidiaries, Before Intercompany Elimination - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 107,404,766	$ 83,695,885	$ 52,738,077
Net income (loss)	22,482,416	(7,167,849)	(8,573,128)
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	136,412,062	98,207,958	58,549,393
Net income (loss)	$ 49,300,399	$ 12,305,855	$ (5,469,402)